UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act File number 811-9479

Name of Fund: The S&P 500 Protected Equity Fund, Inc.

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, The S&P 500 Protected Equity Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 09/30/2006

Date of reporting period: 10/01/05 - 12/31/05

Item 1 - Schedule of Investments

The S&P 500(R) Protected Equity Fund, Inc.
Schedule of Investments as of December 31, 2005

                                                     Shares
Industry                                               Held   Common Stocks                                                Value
-----------------------------------------------------------------------------------------------------------------------------------
Aerospace & Defense - 1.8%                            4,202   Boeing Co.                                               $    295,148
                                                        985   General Dynamics Corp.                                        112,339
                                                        523   Goodrich Corp.                                                 21,495
                                                      4,113   Honeywell International, Inc.                                 153,209
                                                        687   L-3 Communications Holdings, Inc.                              51,078
                                                      1,689   Lockheed Martin Corp.                                         107,471
                                                      1,644   Northrop Grumman Corp.                                         98,821
                                                      2,454   Raytheon Co.                                                   98,528
                                                      1,033   Rockwell Collins, Inc.                                         48,004
                                                      5,198   United Technologies Corp.                                     290,620
                                                                                                                       ------------
                                                                                                                          1,276,713
-----------------------------------------------------------------------------------------------------------------------------------
Air Freight & Logistics - 0.8%                        1,458   FedEx Corp.                                                   150,743
                                                        193   Ryder System, Inc.                                              7,917
                                                      5,800   United Parcel Service, Inc. Class B                           435,870
                                                                                                                       ------------
                                                                                                                            594,530
-----------------------------------------------------------------------------------------------------------------------------------
Airlines - 0.1%                                       3,951   Southwest Airlines Co.                                         64,915
-----------------------------------------------------------------------------------------------------------------------------------
Auto Components - 0.1%                                   93   Cooper Tire & Rubber Co.                                        1,425
                                                      1,125   Dana Corp.                                                      8,077
                                                      1,197   The Goodyear Tire & Rubber Co. (a)                             20,804
                                                      1,030   Johnson Controls, Inc.                                         75,097
                                                                                                                       ------------
                                                                                                                            105,403
-----------------------------------------------------------------------------------------------------------------------------------
Automobiles - 0.3%                                    9,770   Ford Motor Co.                                                 75,424
                                                      2,719   General Motors Corp.                                           52,803
                                                      1,296   Harley-Davidson, Inc.                                          66,731
                                                                                                                       ------------
                                                                                                                            194,958
-----------------------------------------------------------------------------------------------------------------------------------
Beverages - 1.7%                                      3,756   Anheuser-Busch Cos., Inc.                                     161,358
                                                        554   Brown-Forman Corp. Class B                                     38,403
                                                     10,548   The Coca-Cola Co.                                             425,190
                                                      1,382   Coca-Cola Enterprises, Inc.                                    26,493
                                                      1,200   Constellation Brands, Inc. Class A (a)                         31,476
                                                        348   Molson Coors Brewing Co. Class B                               23,313
                                                      1,000   Pepsi Bottling Group, Inc.                                     28,610
                                                      8,603   PepsiCo, Inc.                                                 508,265
                                                                                                                       ------------
                                                                                                                          1,243,108
-----------------------------------------------------------------------------------------------------------------------------------
Biotechnology - 1.2%                                  6,355   Amgen, Inc. (a)                                               501,155
                                                      1,196   Applera Corp. - Applied Biosystems Group                       31,766
                                                      1,585   Biogen Idec, Inc. (a)                                          71,848
                                                        632   Chiron Corp. (a)                                               28,099
                                                      1,200   Genzyme Corp. (a)                                              84,936
                                                      2,200   Gilead Sciences, Inc. (a)                                     115,786
                                                      1,080   Medimmune, Inc. (a)                                            37,822
                                                                                                                       ------------
                                                                                                                            871,412
-----------------------------------------------------------------------------------------------------------------------------------
Building Products - 0.2%                              1,100   American Standard Cos., Inc.                                   43,945
                                                      2,422   Masco Corp.                                                    73,120
                                                                                                                       ------------
                                                                                                                            117,065
-----------------------------------------------------------------------------------------------------------------------------------
Capital Markets - 2.5%                                1,264   Ameriprise Financial, Inc.                                     51,824
                                                      3,690   The Bank of New York Co., Inc.                                117,526
                                                        510   The Bear Stearns Cos., Inc.                                    58,920
                                                      5,672   The Charles Schwab Corp.                                       83,208
                                                      2,100   E*Trade Financial Corp. (a)                                    43,806
                                                        700   Federated Investors, Inc. Class B                              25,928
                                                        709   Franklin Resources, Inc.                                       66,653
                                                      2,300   Goldman Sachs Group, Inc.                                     293,733
                                                      1,488   Janus Capital Group, Inc.                                      27,721

The S&P 500(R) Protected Equity Fund, Inc.
Schedule of Investments as of December 31, 2005

                                                     Shares
Industry                                               Held   Common Stocks                                                Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                      1,330   Lehman Brothers Holdings, Inc.                           $    170,466
                                                      1,904   Mellon Financial Corp.                                         65,212
                                                      4,700   Merrill Lynch & Co., Inc. (c)                                 318,331
                                                      5,537   Morgan Stanley                                                314,169
                                                        800   Northern Trust Corp.                                           41,456
                                                      1,622   State Street Corp.                                             89,924
                                                        795   T. Rowe Price Group, Inc.                                      57,264
                                                                                                                       ------------
                                                                                                                          1,826,141
-----------------------------------------------------------------------------------------------------------------------------------
Chemicals - 1.2%                                        967   Air Products & Chemicals, Inc.                                 57,237
                                                        262   Ashland, Inc.                                                  15,170
                                                      4,767   The Dow Chemical Co.                                          208,890
                                                      4,453   E.I. du Pont de Nemours & Co.                                 189,252
                                                        300   Eastman Chemical Co.                                           15,477
                                                      1,160   Ecolab, Inc.                                                   42,073
                                                        878   Engelhard Corp.                                                26,472
                                                        941   Hercules, Inc. (a)                                             10,633
                                                        631   International Flavors & Fragrances, Inc.                       21,139
                                                      1,284   Monsanto Co.                                                   99,549
                                                        829   PPG Industries, Inc.                                           47,999
                                                      1,836   Praxair, Inc.                                                  97,235
                                                        513   Rohm & Haas Co.                                                24,839
                                                        500   Sigma-Aldrich Corp.                                            31,645
                                                                                                                       ------------
                                                                                                                            887,610
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 4.6%                               2,052   AmSouth Bancorp                                                53,783
                                                      2,944   BB&T Corp.                                                    123,383
                                                     20,704   Bank of America Corp.                                         955,490
                                                        741   Comerica, Inc.                                                 42,059
                                                        767   Compass Bancshares, Inc.                                       37,038
                                                      2,590   Fifth Third Bancorp                                            97,695
                                                        400   First Horizon National Corp.                                   15,376
                                                      1,540   Huntington Bancshares, Inc.                                    36,575
                                                      2,209   KeyCorp                                                        72,742
                                                        500   M&T Bank Corp.                                                 54,525
                                                      1,200   Marshall & Ilsley Corp.                                        51,648
                                                      2,723   National City Corp.                                            91,411
                                                      2,200   North Fork Bancorporation, Inc.                                60,192
                                                      1,361   PNC Financial Services Group, Inc.                             84,151
                                                      2,608   Regions Financial Corp.                                        89,089
                                                      1,727   SunTrust Banks, Inc.                                          125,657
                                                      1,909   Synovus Financial Corp.                                        51,562
                                                      9,343   U.S. Bancorp                                                  279,262
                                                      8,138   Wachovia Corp.                                                430,175
                                                      8,566   Wells Fargo & Co.                                             538,202
                                                        570   Zions Bancorporation                                           43,069
                                                                                                                       ------------
                                                                                                                          3,333,084
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Services & Supplies - 0.6%                 1,494   Allied Waste Industries, Inc. (a)                              13,058
                                                        691   Avery Dennison Corp.                                           38,192
                                                      5,620   Cendant Corp.                                                  96,945
                                                        660   Cintas Corp.                                                   27,179
                                                        840   Equifax, Inc.                                                  31,937
                                                        760   Monster Worldwide, Inc. (a)                                    31,023
                                                      1,332   Pitney Bowes, Inc.                                             56,277
                                                      1,284   RR Donnelley & Sons Co.                                        43,926

The S&P 500(R) Protected Equity Fund, Inc.
Schedule of Investments as of December 31, 2005

                                                     Shares
Industry                                               Held   Common Stocks                                                Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                        960   Robert Half International, Inc.                          $     36,374
                                                      2,635   Waste Management, Inc.                                         79,972
                                                                                                                       ------------
                                                                                                                            454,883
-----------------------------------------------------------------------------------------------------------------------------------
Communications Equipment - 2.1%                         454   ADC Telecommunications, Inc. (a)                               10,142
                                                      1,189   Andrew Corp. (a)                                               12,758
                                                      2,414   Avaya, Inc. (a)                                                25,757
                                                      1,415   Ciena Corp. (a)                                                 4,203
                                                     31,494   Cisco Systems, Inc. (a)                                       539,177
                                                        866   Comverse Technology, Inc. (a)                                  23,027
                                                      7,673   Corning, Inc. (a)                                             150,851
                                                      6,471   JDS Uniphase Corp. (a)                                         15,272
                                                     23,764   Lucent Technologies, Inc. (a)                                  63,212
                                                     12,565   Motorola, Inc.                                                283,843
                                                      8,404   QUALCOMM, Inc.                                                362,044
                                                        856   Scientific-Atlanta, Inc.                                       36,868
                                                      1,758   Tellabs, Inc. (a)                                              19,162
                                                                                                                       ------------
                                                                                                                          1,546,316
-----------------------------------------------------------------------------------------------------------------------------------
Computers & Peripherals - 2.9%                        4,296   Apple Computer, Inc. (a)                                      308,839
                                                     12,049   Dell, Inc. (a)                                                361,350
                                                     11,974   EMC Corp. (a)                                                 163,086
                                                     14,725   Hewlett-Packard Co.                                           421,577
                                                      8,241   International Business Machines Corp.                         677,410
                                                        565   Lexmark International, Inc. Class A (a)                        25,329
                                                      1,140   NCR Corp. (a)                                                  38,692
                                                      1,691   Network Appliance, Inc. (a)                                    45,657
                                                        310   QLogic Corp. (a)                                               10,078
                                                     16,284   Sun Microsystems, Inc. (a)                                     68,230
                                                                                                                       ------------
                                                                                                                          2,120,248
-----------------------------------------------------------------------------------------------------------------------------------
Construction & Engineering - 0.0%                       345   Fluor Corp.                                                    26,655
-----------------------------------------------------------------------------------------------------------------------------------
Construction Materials - 0.1%                           603   Vulcan Materials Co.                                           40,853
-----------------------------------------------------------------------------------------------------------------------------------
Consumer Finance - 1.0%                               6,322   American Express Co.                                          325,330
                                                      1,487   Capital One Financial Corp.                                   128,477
                                                      6,622   MBNA Corp.                                                    179,787
                                                      2,275   SLM Corp.                                                     125,330
                                                                                                                       ------------
                                                                                                                            758,924
-----------------------------------------------------------------------------------------------------------------------------------
Containers & Packaging - 0.2%                           700   Ball Corp.                                                     27,804
                                                        808   Bemis Co.                                                      22,519
                                                        491   Pactiv Corp. (a)                                               10,802
                                                        525   Sealed Air Corp. (a)                                           29,489
                                                        674   Temple-Inland, Inc.                                            30,229
                                                                                                                       ------------
                                                                                                                            120,843
-----------------------------------------------------------------------------------------------------------------------------------
Distributors - 0.1%                                   1,107   Genuine Parts Co.                                              48,619
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Consumer Services - 0.1%                    700   Apollo Group, Inc. Class A (a)                                 42,322
                                                      1,392   H&R Block, Inc.                                                34,174
                                                                                                                       ------------
                                                                                                                             76,496
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Financial Services - 3.0%                 1,000   CIT Group, Inc.                                                51,780
                                                     25,881   Citigroup, Inc.                                             1,256,005
                                                     17,917   JPMorgan Chase & Co.                                          711,126
                                                      1,434   Moody's Corp.                                                  88,076
                                                      1,600   Principal Financial Group, Inc.                                75,888
                                                                                                                       ------------
                                                                                                                          2,182,875
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Telecommunication Services - 1.8%        20,551   AT&T, Inc.                                                    503,294
                                                      9,051   BellSouth Corp.                                               245,282
                                                        511   CenturyTel, Inc.                                               16,945

The S&P 500(R) Protected Equity Fund, Inc.
Schedule of Investments as of December 31, 2005

                                                     Shares
Industry                                               Held   Common Stocks                                                Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                      1,880   Citizens Communications Co.                              $     22,992
                                                      8,693   Qwest Communications International Inc. (a)                    49,115
                                                     14,131   Verizon Communications, Inc.                                  425,626
                                                                                                                       ------------
                                                                                                                          1,263,254
-----------------------------------------------------------------------------------------------------------------------------------
Electric Utilities - 1.2%                               930   Allegheny Energy, Inc. (a)                                     29,435
                                                      1,788   American Electric Power Co., Inc.                              66,317
                                                      1,157   Cinergy Corp.                                                  49,126
                                                      1,575   Edison International                                           68,686
                                                        958   Entergy Corp.                                                  65,767
                                                      3,572   Exelon Corp.                                                  189,816
                                                      1,816   FPL Group, Inc.                                                75,473
                                                      1,554   FirstEnergy Corp.                                              76,130
                                                      2,202   PPL Corp.                                                      64,739
                                                        651   Pinnacle West Capital Corp.                                    26,919
                                                      1,422   Progress Energy, Inc.                                          62,454
                                                      3,578   The Southern Co.                                              123,548
                                                                                                                       ------------
                                                                                                                            898,410
-----------------------------------------------------------------------------------------------------------------------------------
Electrical Equipment - 0.4%                           1,000   American Power Conversion Corp.                                22,000
                                                        475   Cooper Industries Ltd. Class A                                 34,675
                                                      2,038   Emerson Electric Co.                                          152,239
                                                      1,033   Rockwell Automation, Inc.                                      61,112
                                                                                                                       ------------
                                                                                                                            270,026
-----------------------------------------------------------------------------------------------------------------------------------
Electronic Equipment & Instruments - 0.3%             2,222   Agilent Technologies, Inc. (a)                                 73,970
                                                      1,060   Jabil Circuit, Inc. (a)                                        39,315
                                                      1,001   Molex, Inc.                                                    25,976
                                                      2,037   Sanmina-SCI Corp. (a)                                           8,678
                                                      5,878   Solectron Corp. (a)                                            21,513
                                                        687   Symbol Technologies, Inc.                                       8,807
                                                        658   Tektronix, Inc.                                                18,562
                                                                                                                       ------------
                                                                                                                            196,821
-----------------------------------------------------------------------------------------------------------------------------------
Energy Equipment & Services - 1.3%                    1,400   BJ Services Co.                                                51,338
                                                      1,569   Baker Hughes, Inc.                                             95,364
                                                      2,644   Halliburton Co.                                               163,822
                                                        730   Nabors Industries Ltd. (a)                                     55,297
                                                        980   National Oilwell Varco, Inc. (a)                               61,446
                                                        600   Noble Corp.                                                    42,324
                                                        415   Rowan Cos., Inc.                                               14,791
                                                      3,116   Schlumberger Ltd.                                             302,719
                                                      1,601   Transocean, Inc. (a)                                          111,574
                                                      1,600   Weatherford International Ltd. (a)                             57,920
                                                                                                                       ------------
                                                                                                                            956,595
-----------------------------------------------------------------------------------------------------------------------------------
Food & Staples Retailing - 1.9%                       1,614   Albertson's, Inc.                                              34,459
                                                      4,306   CVS Corp.                                                     113,765
                                                      2,264   Costco Wholesale Corp.                                        112,000
                                                      3,445   The Kroger Co. (a)                                             65,042
                                                        901   SUPERVALU Inc.                                                 29,264
                                                      3,003   SYSCO Corp.                                                    93,243
                                                      2,124   Safeway, Inc.                                                  50,254
                                                     12,908   Wal-Mart Stores, Inc.                                         604,094
                                                      5,204   Walgreen Co.                                                  230,329
                                                        800   Whole Foods Market, Inc.                                       61,912
                                                                                                                       ------------
                                                                                                                          1,394,362
-----------------------------------------------------------------------------------------------------------------------------------
Food Products - 0.8%                                  3,107   Archer-Daniels-Midland Co.                                     76,619
                                                        687   Campbell Soup Co.                                              20,452

The S&P 500(R) Protected Equity Fund, Inc.
Schedule of Investments as of December 31, 2005

                                                     Shares
Industry                                               Held   Common Stocks                                                Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                      2,285   ConAgra Foods, Inc.                                      $     46,340
                                                      1,674   General Mills, Inc.                                            82,562
                                                      1,958   HJ Heinz Co.                                                   66,024
                                                      1,016   The Hershey Co.                                                56,134
                                                      1,163   Kellogg Co.                                                    50,265
                                                        500   McCormick & Co., Inc.                                          15,460
                                                      3,574   Sara Lee Corp.                                                 67,549
                                                      1,600   Tyson Foods, Inc. Class A                                      27,360
                                                        976   Wm. Wrigley Jr. Co.                                            64,894
                                                                                                                       ------------
                                                                                                                            573,659
-----------------------------------------------------------------------------------------------------------------------------------
Gas Utilities - 0.0%                                     86   Nicor, Inc.                                                     3,381
                                                         17   Peoples Energy Corp.                                              596
                                                                                                                       ------------
                                                                                                                              3,977
-----------------------------------------------------------------------------------------------------------------------------------
Health Care Equipment & Supplies - 1.7%                 217   Bausch & Lomb, Inc.                                            14,734
                                                      3,384   Baxter International, Inc.                                    127,408
                                                      1,361   Becton Dickinson & Co.                                         81,769
                                                      1,131   Biomet, Inc.                                                   41,361
                                                      2,772   Boston Scientific Corp. (a)                                    67,886
                                                        458   CR Bard, Inc.                                                  30,191
                                                        700   Fisher Scientific International (a)                            43,302
                                                      1,757   Guidant Corp.                                                 113,766
                                                        969   Hospira, Inc. (a)                                              41,454
                                                      6,148   Medtronic, Inc.                                               353,940
                                                        336   Millipore Corp. (a)                                            22,189
                                                        922   PerkinElmer, Inc.                                              21,722
                                                      1,696   St. Jude Medical, Inc. (a)                                     85,139
                                                      1,380   Stryker Corp.                                                  61,313
                                                        977   Thermo Electron Corp. (a)                                      29,437
                                                        700   Waters Corp. (a)                                               26,460
                                                      1,177   Zimmer Holdings, Inc. (a)                                      79,377
                                                                                                                       ------------
                                                                                                                          1,241,448
-----------------------------------------------------------------------------------------------------------------------------------
Health Care Providers & Services - 2.6%               1,440   Aetna, Inc.                                                   135,806
                                                        880   AmerisourceBergen Corp.                                        36,432
                                                      2,113   Cardinal Health, Inc.                                         145,269
                                                      2,396   Caremark Rx, Inc. (a)                                         124,089
                                                        596   Cigna Corp.                                                    66,573
                                                        750   Coventry Health Care, Inc. (a)                                 42,720
                                                        700   Express Scripts, Inc. (a)                                      58,660
                                                      1,901   HCA, Inc.                                                      96,001
                                                      1,500   Health Management Associates, Inc. Class A                     32,940
                                                        758   Humana, Inc. (a)                                               41,182
                                                      1,419   IMS Health, Inc.                                               35,361
                                                        800   Laboratory Corp. of America Holdings (a)                       43,080
                                                        267   Manor Care, Inc.                                               10,619
                                                      1,474   McKesson Corp.                                                 76,044
                                                      1,686   Medco Health Solutions, Inc. (a)                               94,079
                                                        900   Patterson Cos., Inc. (a)                                       30,060
                                                      1,000   Quest Diagnostics, Inc.                                        51,480
                                                      2,805   Tenet Healthcare Corp. (a)                                     21,486
                                                      7,180   UnitedHealth Group, Inc.                                      446,165
                                                      3,404   WellPoint, Inc. (a)                                           271,605
                                                                                                                       ------------
                                                                                                                          1,859,651
-----------------------------------------------------------------------------------------------------------------------------------
Hotels, Restaurants & Leisure - 1.2%                  2,014   Carnival Corp.                                                107,689
                                                        640   Darden Restaurants, Inc.                                       24,883

The S&P 500(R) Protected Equity Fund, Inc.
Schedule of Investments as of December 31, 2005

                                                     Shares
Industry                                               Held   Common Stocks                                                Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                        805   Harrah's Entertainment, Inc.                             $     57,388
                                                      1,929   Hilton Hotels Corp.                                            46,508
                                                      1,900   International Game Technology                                  58,482
                                                        799   Marriott International, Inc. Class A                           53,509
                                                      6,166   McDonald's Corp.                                              207,918
                                                      3,708   Starbucks Corp. (a)                                           111,277
                                                      1,015   Starwood Hotels & Resorts Worldwide, Inc.                      64,818
                                                        434   Wendy's International, Inc.                                    23,983
                                                      1,636   Yum! Brands, Inc.                                              76,696
                                                                                                                       ------------
                                                                                                                            833,151
-----------------------------------------------------------------------------------------------------------------------------------
Household Durables - 0.6%                               360   Black & Decker Corp.                                           31,306
                                                        544   Centex Corp.                                                   38,891
                                                      1,500   DR Horton, Inc.                                                53,595
                                                        817   Fortune Brands, Inc.                                           63,742
                                                        294   KB HOME                                                        21,362
                                                      1,028   Leggett & Platt, Inc.                                          23,603
                                                        940   Lennar Corp. Class A                                           57,359
                                                        590   Maytag Corp.                                                   11,104
                                                      1,690   Newell Rubbermaid, Inc.                                        40,188
                                                      1,136   Pulte Homes, Inc.                                              44,713
                                                        472   Snap-On, Inc.                                                  17,728
                                                        496   The Stanley Works                                              23,828
                                                        370   Whirlpool Corp.                                                30,991
                                                                                                                       ------------
                                                                                                                            458,410
-----------------------------------------------------------------------------------------------------------------------------------
Household Products - 1.8%                               606   Clorox Co.                                                     34,475
                                                      2,549   Colgate-Palmolive Co.                                         139,813
                                                      2,314   Kimberly-Clark Corp.                                          138,030
                                                     16,870   Procter & Gamble Co.                                          976,436
                                                                                                                       ------------
                                                                                                                          1,288,754
-----------------------------------------------------------------------------------------------------------------------------------
IT Services - 0.8%                                      700   Affiliated Computer Services, Inc. Class A (a)                 41,426
                                                      2,740   Automatic Data Processing, Inc.                               125,739
                                                      1,034   Computer Sciences Corp. (a)                                    52,362
                                                      1,085   Convergys Corp. (a)                                            17,197
                                                      2,833   Electronic Data Systems Corp.                                  68,105
                                                      3,807   First Data Corp.                                              163,739
                                                        832   Fiserv, Inc. (a)                                               36,001
                                                      1,525   Paychex, Inc.                                                  58,133
                                                        467   Sabre Holdings Corp. Class A                                   11,259
                                                      2,215   Unisys Corp. (a)                                               12,913
                                                                                                                       ------------
                                                                                                                            586,874
-----------------------------------------------------------------------------------------------------------------------------------
Independent Power Producers &                         3,538   The AES Corp. (a)                                              56,007
Energy Traders - 0.5%                                 1,007   Constellation Energy Group, Inc.                               58,003
                                                      4,938   Duke Energy Corp.                                             135,548
                                                      2,241   Dynegy, Inc. Class A (a)                                       10,846
                                                      2,408   TXU Corp.                                                     120,858
                                                                                                                       ------------
                                                                                                                            381,262
-----------------------------------------------------------------------------------------------------------------------------------
Industrial Conglomerates - 3.5%                       3,930   3M Co.                                                        304,575
                                                     54,232   General Electric Co.                                        1,900,832
                                                        543   Textron, Inc.                                                  41,800
                                                     10,326   Tyco International Ltd.                                       298,008
                                                                                                                       ------------
                                                                                                                          2,545,215
-----------------------------------------------------------------------------------------------------------------------------------
Insurance - 4.0%                                      1,800   ACE Ltd.                                                       96,192
                                                        440   AMBAC Financial Group, Inc.                                    33,906
                                                      1,794   AON Corp.                                                      64,494

The S&P 500(R) Protected Equity Fund, Inc.
Schedule of Investments as of December 31, 2005

                                                     Shares
Industry                                               Held   Common Stocks                                                Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                      2,773   Aflac, Inc.                                              $    128,723
                                                      3,245   The Allstate Corp.                                            175,457
                                                     13,367   American International Group, Inc.                            912,030
                                                        956   Chubb Corp.                                                    93,353
                                                      1,098   Cincinnati Financial Corp.                                     49,059
                                                      2,200   Genworth Financial, Inc. Class A                               76,076
                                                      1,422   Hartford Financial Services Group, Inc.                       122,136
                                                        848   Jefferson-Pilot Corp.                                          48,277
                                                      1,034   Lincoln National Corp.                                         54,833
                                                        798   Loews Corp.                                                    75,690
                                                        591   MBIA, Inc.                                                     35,555
                                                      2,552   Marsh & McLennan Cos., Inc.                                    81,052
                                                      3,702   Metlife, Inc.                                                 181,398
                                                      1,100   The Progressive Corp.                                         128,458
                                                      2,500   Prudential Financial, Inc.                                    182,975
                                                        765   Safeco Corp.                                                   43,223
                                                      3,425   The St. Paul Travelers Cos., Inc.                             152,995
                                                        477   Torchmark Corp.                                                26,521
                                                      1,796   UnumProvident Corp.                                            40,859
                                                        805   XL Capital Ltd. Class A                                        54,241
                                                                                                                       ------------
                                                                                                                          2,857,503
-----------------------------------------------------------------------------------------------------------------------------------
Internet & Catalog Retail - 0.5%                      1,800   Amazon.com, Inc. (a)                                           84,870
                                                      6,000   eBay, Inc. (a)                                                259,500
                                                                                                                       ------------
                                                                                                                            344,370
-----------------------------------------------------------------------------------------------------------------------------------
Internet Software & Services - 0.3%                   6,256   Yahoo!, Inc. (a)                                              245,110
-----------------------------------------------------------------------------------------------------------------------------------
Leisure Equipment & Products - 0.2%                     323   Brunswick Corp.                                                13,133
                                                      1,284   Eastman Kodak Co.                                              30,046
                                                      1,173   Hasbro, Inc.                                                   23,671
                                                      2,429   Mattel, Inc.                                                   38,427
                                                                                                                       ------------
                                                                                                                            105,277
-----------------------------------------------------------------------------------------------------------------------------------
Machinery - 1.1%                                      3,390   Caterpillar, Inc.                                             195,840
                                                        164   Cummins, Inc.                                                  14,716
                                                      1,246   Danaher Corp.                                                  69,502
                                                      1,179   Deere & Co.                                                    80,302
                                                      1,177   Dover Corp.                                                    47,657
                                                        894   Eaton Corp.                                                    59,978
                                                        424   ITT Industries, Inc.                                           43,596
                                                        976   Illinois Tool Works, Inc.                                      85,878
                                                      1,508   Ingersoll-Rand Co. Class A                                     60,878
                                                          1   Kadant, Inc. (a)                                                   19
                                                        422   Navistar International Corp. (a)                               12,078
                                                        931   PACCAR, Inc.                                                   64,453
                                                        855   Pall Corp.                                                     22,965
                                                        768   Parker Hannifin Corp.                                          50,657
                                                                                                                       ------------
                                                                                                                            808,519
-----------------------------------------------------------------------------------------------------------------------------------
Media - 2.6%                                              1   CCE Spinco, Inc.                                                    8
                                                      3,021   Clear Channel Communications, Inc.                             95,010
                                                     11,227   Comcast Corp. Class A (a)                                     291,453
                                                        151   Dow Jones & Co., Inc.                                           5,359
                                                        500   EW Scripps Co. Class A                                         24,010
                                                      1,087   Gannett Co., Inc.                                              65,840
                                                      1,758   Interpublic Group of Cos., Inc. (a)                            16,965
                                                        221   Knight-Ridder, Inc.                                            13,989
                                                      2,060   The McGraw-Hill Cos., Inc.                                    106,358

The S&P 500(R) Protected Equity Fund, Inc.
Schedule of Investments as of December 31, 2005

                                                     Shares
Industry                                               Held   Common Stocks                                                Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                        394   Meredith Corp.                                           $     20,622
                                                        505   New York Times Co. Class A                                     13,357
                                                     12,600   News Corp. Class A                                            195,930
                                                        877   Omnicom Group                                                  74,659
                                                     23,920   Time Warner, Inc.                                             417,165
                                                      1,569   Tribune Co.                                                    47,478
                                                      1,405   Univision Communications, Inc. Class A (a)                     41,293
                                                      7,883   Viacom, Inc. Class B (a)                                      256,986
                                                      9,461   Walt Disney Co.                                               226,780
                                                                                                                       ------------
                                                                                                                          1,913,262
-----------------------------------------------------------------------------------------------------------------------------------
Metals & Mining - 0.6%                                4,699   Alcoa, Inc.                                                   138,949
                                                        316   Allegheny Technologies, Inc.                                   11,401
                                                        768   Freeport-McMoRan Copper & Gold, Inc. Class B                   41,318
                                                      2,096   Newmont Mining Corp.                                          111,926
                                                        724   Nucor Corp.                                                    48,305
                                                        499   Phelps Dodge Corp.                                             71,791
                                                        535   United States Steel Corp.                                      25,717
                                                                                                                       ------------
                                                                                                                            449,407
-----------------------------------------------------------------------------------------------------------------------------------
Multi-Utilities - 0.9%                                  958   Ameren Corp.                                                   49,088
                                                      1,372   CMS Energy Corp. (a)                                           19,908
                                                      1,964   Centerpoint Energy, Inc.                                       25,237
                                                      1,065   Consolidated Edison, Inc.                                      49,341
                                                      1,028   DTE Energy Co.                                                 44,399
                                                      1,654   Dominion Resources, Inc.                                      127,689
                                                      1,100   KeySpan Corp.                                                  39,259
                                                      1,688   NiSource, Inc.                                                 35,212
                                                      1,637   PG&E Corp.                                                     60,765
                                                      1,378   Public Service Enterprise Group, Inc.                          89,529
                                                      1,481   Sempra Energy                                                  66,408
                                                      1,345   TECO Energy, Inc.                                              23,107
                                                      2,461   Xcel Energy, Inc.                                              45,430
                                                                                                                       ------------
                                                                                                                            675,372
-----------------------------------------------------------------------------------------------------------------------------------
Multiline Retail - 0.9%                                 835   Big Lots, Inc. (a)                                             10,028
                                                        171   Dillard's, Inc. Class A                                         4,244
                                                      1,338   Dollar General Corp.                                           25,516
                                                        685   Family Dollar Stores, Inc.                                     16,981
                                                      1,300   Federated Department Stores                                    86,229
                                                      1,266   JC Penney Co., Inc.                                            70,390
                                                      1,694   Kohl's Corp. (a)                                               82,328
                                                      1,022   Nordstrom, Inc.                                                38,223
                                                        526   Sears Holdings Corp. (a)                                       60,769
                                                      4,591   Target Corp.                                                  252,367
                                                                                                                       ------------
                                                                                                                            647,075
-----------------------------------------------------------------------------------------------------------------------------------
Office Electronics - 0.1%                             5,181   Xerox Corp. (a)                                                75,902
-----------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels - 6.0%                      357   Amerada Hess Corp.                                             45,275
                                                      1,170   Anadarko Petroleum Corp.                                      110,857
                                                      1,586   Apache Corp.                                                  108,673
                                                      2,010   Burlington Resources, Inc.                                    173,262
                                                     11,626   Chevron Corp.                                                 660,008
                                                      7,176   ConocoPhillips                                                417,500
                                                      2,370   Devon Energy Corp.                                            148,220
                                                      1,100   EOG Resources, Inc.                                            80,707
                                                      3,007   El Paso Corp.                                                  36,565
                                                     31,868   Exxon Mobil Corp. (b)                                       1,790,026

The S&P 500(R) Protected Equity Fund, Inc.
Schedule of Investments as of December 31, 2005

                                                     Shares
Industry                                               Held   Common Stocks                                                Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                        471   Kerr-McGee Corp.                                         $     42,795
                                                        428   Kinder Morgan, Inc.                                            39,355
                                                      1,729   Marathon Oil Corp.                                            105,417
                                                        700   Murphy Oil Corp.                                               37,793
                                                      1,921   Occidental Petroleum Corp.                                    153,449
                                                        590   Sunoco, Inc.                                                   46,244
                                                      3,200   Valero Energy Corp.                                           165,120
                                                      3,122   Williams Cos., Inc.                                            72,337
                                                      1,866   XTO Energy, Inc.                                               81,992
                                                                                                                       ------------
                                                                                                                          4,315,595
-----------------------------------------------------------------------------------------------------------------------------------
Paper & Forest Products - 0.3%                        2,536   International Paper Co.                                        85,235
                                                        414   Louisiana-Pacific Corp.                                        11,373
                                                      1,162   MeadWestvaco Corp.                                             32,571
                                                      1,136   Weyerhaeuser Co.                                               75,362
                                                                                                                       ------------
                                                                                                                            204,541
-----------------------------------------------------------------------------------------------------------------------------------
Personal Products - 0.1%                                527   Alberto-Culver Co. Class B                                     24,110
                                                      2,178   Avon Products, Inc.                                            62,182
                                                                                                                       ------------
                                                                                                                             86,292
-----------------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 5.1%                                7,891   Abbott Laboratories                                           311,142
                                                        587   Allergan, Inc.                                                 63,373
                                                      9,677   Bristol-Myers Squibb Co.                                      222,377
                                                      5,737   Eli Lilly & Co.                                               324,657
                                                      1,740   Forest Laboratories, Inc. (a)                                  70,783
                                                     15,284   Johnson & Johnson                                             918,568
                                                      1,536   King Pharmaceuticals, Inc. (a)                                 25,989
                                                     11,170   Merck & Co., Inc.                                             355,318
                                                      1,300   Mylan Laboratories                                             25,948
                                                     37,838   Pfizer, Inc.                                                  882,382
                                                      7,303   Schering-Plough Corp.                                         152,268
                                                        426   Watson Pharmaceuticals, Inc. (a)                               13,849
                                                      6,857   Wyeth                                                         315,902
                                                                                                                       ------------
                                                                                                                          3,682,556
-----------------------------------------------------------------------------------------------------------------------------------
Real Estate - 0.6%                                      300   Apartment Investment & Management Co. Class A                  11,361
                                                      1,300   Archstone-Smith Trust                                          54,457
                                                      2,200   Equity Office Properties Trust                                 66,726
                                                      1,300   Equity Residential                                             50,856
                                                      1,100   Plum Creek Timber Co., Inc.                                    39,655
                                                      1,400   Prologis                                                       65,408
                                                        300   Public Storage, Inc.                                           20,316
                                                        800   Simon Property Group, Inc.                                     61,304
                                                        500   Vornado Realty Trust                                           41,735
                                                                                                                       ------------
                                                                                                                            411,818
-----------------------------------------------------------------------------------------------------------------------------------
Road & Rail - 0.5%                                    1,822   Burlington Northern Santa Fe Corp.                            129,034
                                                        995   CSX Corp.                                                      50,516
                                                      2,256   Norfolk Southern Corp.                                        101,136
                                                      1,276   Union Pacific Corp.                                           102,731
                                                                                                                       ------------
                                                                                                                            383,417
-----------------------------------------------------------------------------------------------------------------------------------
Semiconductors & Semiconductor Equipment - 2.6%       1,876   Advanced Micro Devices, Inc. (a)                               57,406
                                                      1,613   Altera Corp. (a)                                               29,889
                                                      2,087   Analog Devices, Inc.                                           74,861
                                                      8,046   Applied Materials, Inc.                                       144,345
                                                         97   Applied Micro Circuits Corp. (a)                                  249
                                                      1,525   Broadcom Corp. Class A (a)                                     71,904
                                                      2,229   Freescale Semiconductor, Inc. Class B (a)                      56,104

The S&P 500(R) Protected Equity Fund, Inc.
Schedule of Investments as of December 31, 2005

                                                     Shares
Industry                                               Held   Common Stocks                                                Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                     31,121   Intel Corp.                                              $    776,780
                                                        906   Kla-Tencor Corp.                                               44,693
                                                      2,308   LSI Logic Corp. (a)                                            18,464
                                                      1,404   Linear Technology Corp.                                        50,642
                                                      1,504   Maxim Integrated Products, Inc.                                54,505
                                                      3,514   Micron Technology, Inc. (a)                                    46,771
                                                      1,970   National Semiconductor Corp.                                   51,181
                                                        570   Novellus Systems, Inc. (a)                                     13,748
                                                        700   Nvidia Corp. (a)                                               25,592
                                                        310   PMC-Sierra, Inc. (a)                                            2,390
                                                      1,218   Teradyne, Inc. (a)                                             17,746
                                                      8,510   Texas Instruments, Inc.                                       272,916
                                                      1,560   Xilinx, Inc.                                                   39,328
                                                                                                                       ------------
                                                                                                                          1,849,514
-----------------------------------------------------------------------------------------------------------------------------------
Software - 2.8%                                       3,222   Adobe Systems, Inc.                                           119,085
                                                      1,044   Autodesk, Inc.                                                 44,840
                                                      1,285   BMC Software, Inc. (a)                                         26,330
                                                      1,029   Citrix Systems, Inc. (a)                                       29,615
                                                      2,534   Computer Associates International, Inc.                        71,433
                                                      2,318   Compuware Corp. (a)                                            20,792
                                                      1,500   Electronic Arts, Inc. (a)                                      78,465
                                                        840   Intuit, Inc. (a)                                               44,772
                                                        330   Mercury Interactive Corp. (a)                                   9,171
                                                     47,226   Microsoft Corp. (b)                                         1,234,960
                                                      1,320   Novell, Inc. (a)                                               11,656
                                                     18,858   Oracle Corp. (a)                                              230,256
                                                      1,874   Parametric Technology Corp. (a)                                11,431
                                                      2,974   Siebel Systems, Inc.                                           31,465
                                                      5,233   Symantec Corp. (a)                                             91,578
                                                                                                                       ------------
                                                                                                                          2,055,849
-----------------------------------------------------------------------------------------------------------------------------------
Specialty Retail - 1.8%                               1,200   AutoNation, Inc. (a)                                           26,076
                                                        265   AutoZone, Inc. (a)                                             24,314
                                                      1,430   Bed Bath & Beyond, Inc. (a)                                    51,694
                                                      1,979   Best Buy Co., Inc.                                             86,047
                                                        623   Circuit City Stores, Inc.                                      14,074
                                                      3,218   The Gap, Inc.                                                  56,766
                                                     11,065   Home Depot, Inc.                                              447,911
                                                      1,998   Limited Brands                                                 44,655
                                                      3,920   Lowe's Cos., Inc.                                             261,307
                                                      1,783   Office Depot, Inc. (a)                                         55,986
                                                        213   OfficeMax, Inc.                                                 5,402
                                                        782   RadioShack Corp.                                               16,445
                                                        748   The Sherwin-Williams Co.                                       33,974
                                                      3,551   Staples, Inc.                                                  80,643
                                                      2,130   TJX Cos., Inc.                                                 49,480
                                                        664   Tiffany & Co.                                                  25,425
                                                                                                                       ------------
                                                                                                                          1,280,199
-----------------------------------------------------------------------------------------------------------------------------------
Textiles, Apparel & Luxury Goods - 0.3%               2,100   Coach, Inc. (a)                                                70,014
                                                        800   Jones Apparel Group, Inc.                                      24,576
                                                        686   Liz Claiborne, Inc.                                            24,573
                                                        924   Nike, Inc. Class B                                             80,194
                                                        292   Reebok International Ltd.                                      17,003
                                                        565   VF Corp.                                                       31,267
                                                                                                                       ------------
                                                                                                                            247,627
                                                                                                                       ------------

The S&P 500(R) Protected Equity Fund, Inc.
Schedule of Investments as of December 31, 2005

                                                     Shares
Industry                                               Held   Common Stocks                                                Value
-----------------------------------------------------------------------------------------------------------------------------------
Thrifts & Mortgage Finance - 1.3%                     3,198   Countrywide Financial Corp.                              $    109,340
                                                      4,917   Fannie Mae                                                    239,999
                                                      3,344   Freddie Mac                                                   218,530
                                                      1,226   Golden West Financial Corp.                                    80,916
                                                        422   MGIC Investment Corp.                                          27,776
                                                      2,200   Sovereign Bancorp, Inc.                                        47,564
                                                      5,371   Washington Mutual, Inc.                                       233,639
                                                                                                                       ------------
                                                                                                                            957,764
-----------------------------------------------------------------------------------------------------------------------------------
Tobacco - 1.2%                                       10,716   Altria Group, Inc.                                            800,700
                                                        300   Reynolds American, Inc.                                        28,599
                                                        705   UST, Inc.                                                      28,785
                                                                                                                       ------------
                                                                                                                            858,084
-----------------------------------------------------------------------------------------------------------------------------------
Trading Companies & Distributors - 0.0%                 349   WW Grainger, Inc.                                              24,814
-----------------------------------------------------------------------------------------------------------------------------------
Wireless Telecommunication Services - 0.7%            1,808   Alltel Corp.                                                  114,085
                                                     15,174   Sprint Nextel Corp.                                           354,465
                                                                                                                       ------------
                                                                                                                            468,550
-----------------------------------------------------------------------------------------------------------------------------------
                                                              Total Common Stocks (Cost - $53,705,865) - 79.5%           57,591,937
-----------------------------------------------------------------------------------------------------------------------------------

                                                 Beneficial
                                                   Interest   Short-Term Securities
-----------------------------------------------------------------------------------------------------------------------------------
                                                 $ 767,275    Merrill Lynch Liquidity Series, LLC
                                                              Cash Sweep Series I (c)                                       767,275
-----------------------------------------------------------------------------------------------------------------------------------
                                                              Total Short-Term Securities (Cost - $767,275) - 1.0%          767,275
-----------------------------------------------------------------------------------------------------------------------------------

                                                  Number of
                                                  Contracts   Put Options Purchased
-----------------------------------------------------------------------------------------------------------------------------------
                                                     54,651   S&P European, expiring October 2007 at USD 1,639           14,259,695
-----------------------------------------------------------------------------------------------------------------------------------
                                                              Total Options Purchased
                                                              (Premiums Paid - $10,465,189) - 19.7%                      14,259,695
-----------------------------------------------------------------------------------------------------------------------------------
                                                              Total Investments (Cost - $64,938,329*) - 100.2%           72,618,907

                                                              Liabilities in Excess of Other Assets - (0.2%)               (160,854)
                                                                                                                       ------------
                                                              Net Assets - 100.0%                                      $ 72,458,053
                                                                                                                       ============

* The cost and unrealized appreciation (depreciation) of investments as of December 31, 2005, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                               $ 66,009,430
                                                                   ============
      Gross unrealized appreciation                                $ 17,613,463
      Gross unrealized depreciation                                 (11,003,986)
                                                                   ------------
      Net unrealized appreciation                                  $  6,609,477
                                                                   ============

(a)   Non-income producing security.
(b) All or a portion of security held as collateral in connection with open financial futures contracts.
(c) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      ----------------------------------------------------------------------------------------------
                                                                                           Dividend/
                                                                            Net            Interest
      Affiliate                                                          Activity           Income
      ----------------------------------------------------------------------------------------------
      Merrill Lynch & Co., Inc.                                             --          $        940
      Merrill Lynch Liquidity Series, LLC Cash Sweep Series I         $ (4,583,402)     $     15,131
      Merrill Lynch Liquidity Series, LLC Money Market Series         $    (30,000)     $         64
      ----------------------------------------------------------------------------------------------

o Financial futures contracts purchased as of December 31, 2005 were as follows:

      ----------------------------------------------------------------------------------------------
      Number of                                  Expiration                              Unrealized
      Contracts               Issue                 Date            Face Value          Depreciation
      ----------------------------------------------------------------------------------------------
          2               S&P 500 Index          March 2006         $  632,709          $    (5,309)
      ----------------------------------------------------------------------------------------------

o For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The S&P 500 Protected Equity Fund, Inc.


By: /s/ Robert C. Doll, Jr.
    ---------------------------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    The S&P 500 Protected Equity Fund, Inc.

Date: February 21, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    ---------------------------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    The S&P 500 Protected Equity Fund, Inc.

Date: February 21, 2006


By: /s/ Donald C. Burke
    ---------------------------------------
    Donald C. Burke
    Chief Financial Officer
    The S&P 500 Protected Equity Fund, Inc.

Date: February 21, 2006